Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 67,730	$ 65,478
Less accumulated depreciation and amortization	(50,295)	(47,240)
Property and equipment, net	17,435	18,238
Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	10,799	10,332
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	30,053	29,314
Office and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	5,800	5,135
Furniture, fixtures and fittings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	21,078	20,697
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 0	$ 0